EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43000% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53000% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69000% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:				15-Feb-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$144,417,530.09
		(ii)	A-1 Note Pool Factor:	0.4498988

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$310,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$60,432,013.30
		per $1,000 original principal amount:		$188.26

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$60,432,013.30

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$33,205.24
			per $1,000 original principal amount:	$0.10

		(ii)	Class A-2 Notes:	$111,083.33
			per $1,000 original principal amount:	$0.36

		(iii)	Class A-3 Notes:	$132,500.00
			per $1,000 original principal amount:	$0.44

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$334,160.92

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$889,844,706.05
		(ii)	at end of related Collection Period:	$830,101,354.12

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$886,075,505.32
		(ii)	at end of related Collection Period:	$825,643,492.02

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$952,777,837.07
		(ii)	at end of related Collection Period:	$887,285,608.05

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$83,985,516.79
		(ii)	A-1 Note Pool Factor:	0.2616371

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$310,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$741,537.26
		per $1,000 original principal amount of Notes and Certificate:		$0.69
	(b)	Amount of Servicing Fee earned:		$741,537.26
	(c)	Amount of Servicing Fee paid:		$741,537.26
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,219,080.24
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.39%

(10)	(i)	Aggregate amount of net losses for the collection period:		$7,895.70
	(ii)	Cumulative amount of net losses:		$29,285.32
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,140,366.18
		(ii)	% of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%